The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

April 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Charles Schwab Family of Funds (the “Registrant”)

(File Nos. 33-31894 and 811-5954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(c) dated April 14, 2016, transmitted to the SEC on April 18, 2016 pursuant to Rule 497(c), to the prospectus relating to Schwab Investor Money Fund, Schwab Retirement Advantage Money Fund, Schwab Value Advantage Money Fund – Investor Shares, Select Shares, Premier Shares, Ultra Shares, Schwab Government Money Fund – Purchased Shares and Schwab Treasury Obligations Money Fund – Value Advantage Shares dated April 14, 2016. The purpose of this filing is to submit, in XBRL, the 497(c) dated April 14, 2016.

Any questions or comments on this filing should be directed to the undersigned at (415)667-0780.

Very truly yours,

/s/ Christine Pierangeli
Christine Pierangeli
Assistant Secretary